Share Capital (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2015
Class of Stock [Line Items]
Common Stock, No Par Value
Stock Repurchased and Retired During Period, Value														$ 2
Common Shares Cancelled, Shares														767,327
Dividends, Common Stock													207	494	588
Common Stock, Dividends, Per Share, Cash Paid	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.28	$ 0.67	$ 0.80
Dividends Payable, Date Declared													Feb. 25, 2015
Common Shares Issued under Dividend Reinvestment Plan, Shares													240,839	5,385,845
Common Shares Issued under Dividend Reinvestment Plan													5	93	0
Dividends Payable, Date to be Paid													Mar. 31, 2015
Dividends Payable, Date of Record													Mar. 13, 2015
Common Stock, Capital Shares Reserved for Future Issuance	27,300,000				19,100,000				18,800,000				27,300,000	19,100,000	18,800,000
Years After Rights Granted First Portion Of Rights Become Exercisable													1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years													30.00%
Years After Grant Date Rights Become Fully Exercisable or Fully Vested													3 years
Years After Grant Date Additional 30 percent Granted Vest													2 years
Years After Grant Date Rights Expire													5 years
Restricted Share Unit To Common Share Convertible Conversion Ratio													1
Resulting Number Of Companies	2												2
Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared																$ 0.07
Exercisable After First Year [member]
Class of Stock [Line Items]
First Percent Of Rights Granted To Become Exercisable After One Year													30.00%
Share Capital [Member]
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value														2
Common Shares Issued under Dividend Reinvestment Plan													5	93
Paid In Surplus [Member]
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value														(2)
Retained Earnings [Member]
Class of Stock [Line Items]
Dividends, Common Stock													$ 207	$ 494	$ 588
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Years After Grant Date Rights Become Fully Exercisable or Fully Vested													3 years